UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $112,024 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     2170    69067 SH       SOLE                        0    69067        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2361    50655 SH       SOLE                        0    50655        0
APPLE INC                      COM              037833100     6863    29205 SH       SOLE                        0    29205        0
ARCSIGHT INC                   COM              039666102     2367    84090 SH       SOLE                        0    84090        0
BJS RESTAURANTS INC            COM              09180C106     2590   111165 SH       SOLE                        0   111165        0
BROADCOM CORP                  CL A             111320107     3720   112053 SH       SOLE                        0   112053        0
CAVIUM NETWORKS INC            COM              14965A101     3408   136965 SH       SOLE                        0   136965        0
CELGENE CORP                   COM              151020104     3508    56619 SH       SOLE                        0    56619        0
CHICOS FAS INC                 COM              168615102      245    17000 SH       SOLE                        0    17000        0
CISCO SYS INC                  COM              17275R102     2821   108390 SH       SOLE                        0   108390        0
CLEAN ENERGY FUELS CORP        COM              184499101     2716   119207 SH       SOLE                        0   119207        0
COACH INC                      COM              189754104     2958    74845 SH       SOLE                        0    74845        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5730   112389 SH       SOLE                        0   112389        0
CROCS INC                      COM              227046109      176    20000 SH       SOLE                        0    20000        0
FIRST SOLAR INC                COM              336433107     2576    21003 SH       SOLE                        0    21003        0
FORTINET INC                   COM              34959E109      176    10000 SH       SOLE                        0    10000        0
FOSTER WHEELER AG              COM              H27178104     1958    72145 SH       SOLE                        0    72145        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3015    36087 SH       SOLE                        0    36087        0
GENOPTIX INC                   COM              37243V100     2523    71091 SH       SOLE                        0    71091        0
GILEAD SCIENCES INC            COM              375558103     3512    77236 SH       SOLE                        0    77236        0
GOOGLE INC                     CL A             38259P508     4328     7632 SH       SOLE                        0     7632        0
HARBIN ELECTRIC INC            COM              41145W109      219    10150 SH       SOLE                        0    10150        0
ILLUMINA INC                   COM              452327109     4046   104020 SH       SOLE                        0   104020        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     7032    20198 SH       SOLE                        0    20198        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1586    35095 SH       SOLE                        0    35095        0
LA JOLLA PHARMACEUTIC          COMMON           503459307        3    45000 SH       SOLE                        0    45000        0
LULULEMON ATHLETICA INC        COM              550021109     3087    74424 SH       SOLE                        0    74424        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2825    77575 SH       SOLE                        0    77575        0
NETAPP INC                     COM              64110D104     3724   114442 SH       SOLE                        0   114442        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2143    25060 SH       SOLE                        0    25060        0
POWER INTEGRATIONS INC         COM              739276103     2859    69405 SH       SOLE                        0    69405        0
QUALCOMM INC                   COM              747525103     2783    66316 SH       SOLE                        0    66316        0
QUANTA SVCS INC                COM              74762E102     2045   106745 SH       SOLE                        0   106745        0
SOUTHWESTERN ENERGY CO         COM              845467109     1756    43125 SH       SOLE                        0    43125        0
STARBUCKS CORP                 COM              855244109     1524    62787 SH       SOLE                        0    62787        0
SUNPOWER CORP                  COM CL A         867652109      635    33810 SH       SOLE                        0    33810        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1321    65155 SH       SOLE                        0    65155        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3248    58705 SH       SOLE                        0    58705        0
VISTAPRINT N V                 SHS              N93540107     5505    95967 SH       SOLE                        0    95967        0
VMWARE INC                     CL A COM         928563402     3831    71885 SH       SOLE                        0    71885        0
ZUMIEZ INC                     COM              989817101     2131   104004 SH       SOLE                        0   104004        0